DREYFUS US TREASURY LONG TERM FUND | DREYFUS US TREASURY LONG TERM FUND
Fund Summary - DREYFUS US TREASURY LONG TERM FUND
Investment Objective
The fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DREYFUS US TREASURY LONG TERM FUND
Management fees	0.30%
Other expenses (including shareholder services fees)	0.42%
Total annual fund operating expenses	0.72%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DREYFUS US TREASURY LONG TERM FUND	74	230	401	894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75.81% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities. The fund also may invest in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including inflation-indexed bonds), and may enter into repurchase agreements. Although the fund may invest in or have investment exposure to individual bonds of any remaining maturity, under normal market conditions, the fund maintains an effective duration of 7.5 years or more, and a dollar-weighted average portfolio maturity of 10 years or more.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Fixed-income market risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions.

• Interest rate risk. Prices of bonds and other fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the values of already-issued fixed-income securities generally rise. However, when interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%. Risks associated with rising interest rates are heightened given that interest rates in the United States and other countries are at or near historic lows.

• Inflation-indexed security risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, the fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

• U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

• Portfolio turnover risk. The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund's after-tax performance.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q3, 2011: 23.81% Worst Quarter Q4, 2010: -8.43%
Average Annual Total Returns (as of 12/31/13)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
DREYFUS US TREASURY LONG TERM FUND	(13.18%)	1.82%	5.02%
DREYFUS US TREASURY LONG TERM FUND After Taxes on Distributions	(14.67%)	0.23%	3.38%
DREYFUS US TREASURY LONG TERM FUND After Taxes on Distributions and Sale of Fund Shares	(7.37%)	0.69%	3.36%
DREYFUS US TREASURY LONG TERM FUND BofA Merrill Lynch Governments, U.S. Treasury Long Term Index reflects no deduction for fees, expenses or taxes	(12.44%)	2.18%	5.93%